Hedging activities and derivatives - Additional Information (Detail) € in Millions, ₨ in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 CNY (¥)
Disclosure of detailed information about hedges [line items]
Gain (loss) on hedge ineffectiveness, recognised in other comprehensive income | ₨	₨ (378)	₨ 2,249	₨ 763
Cash Flow Hedge Reserve
Disclosure of detailed information about hedges [line items]
Deferred tax liability (Asset) on cash flow edges, recognised in other comprehensive income | ₨	₨ (82)	564	₨ 228
Cash Flow Hedge Reserve | CCS | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				$ 1,580	€ 38		$ 685	€ 39
Cash Flow Hedge Reserve | COS | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				820			1,255
Cash Flow Hedge Reserve | POS | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				355			102
Cash Flow Hedge Reserve | Call Spread | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				450			400
Cash Flow Hedge Reserve | Foreign Currency Call Options | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				658			$ 855
Cash Flow Hedge Reserve | Foreign Currency Forwards | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability		₨ 57		$ 181	€ 15	¥ 3,135		€ 18	¥ 4,674
Loan
Disclosure of detailed information about hedges [line items]
Borrowings, plus adjustment to interest rate basis				2.50%	2.50%	2.50%
Borrowings, interest rate basis	3 months 3M EURIBOR
Loan | Floating interest rate | Receiving interest [member]
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate basis	3 months SOFR
Bottom of range [member] | INR | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				0.91%	0.91%	0.91%
Bottom of range [member] | US [Member] | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				0.85%	0.85%	0.85%
Bottom of range [member] | Loan | Paying interest [member]
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				4.07%	4.07%	4.07%
Bottom of range [member] | Loan | Floating interest rate
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				2.88%	2.88%	2.88%
Bottom of range [member] | Loan | Floating interest rate | Receiving interest [member]
Disclosure of detailed information about hedges [line items]
Borrowings, plus adjustment to interest rate basis				2.00%	2.00%	2.00%
Bottom of range [member] | Senior Secured Notes
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				4.50%	4.50%	4.50%
Top of range [member] | INR | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				8.36%	8.36%	8.36%
Top of range [member] | US [Member] | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				7.95%	7.95%	7.95%
Top of range [member] | Loan | Paying interest [member]
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				9.79%	9.79%	9.79%
Top of range [member] | Loan | Floating interest rate
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				7.10%	7.10%	7.10%
Top of range [member] | Loan | Floating interest rate | Receiving interest [member]
Disclosure of detailed information about hedges [line items]
Borrowings, plus adjustment to interest rate basis				2.61%	2.61%	2.61%
Top of range [member] | Senior Secured Notes
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				7.95%	7.95%	7.95%